Related Party Transactions (Details) - shares	Sep. 30, 2024	Feb. 06, 2024
Related Party Transactions (Details) [Line Items]
Common stock, shares issued (in Shares)	34,998,550	3,197,975
Related Party [Member]
Related Party Transactions (Details) [Line Items]
Common stock, shares issued (in Shares)		3,197,975
Paragon and Paruka [Member] | Related Party [Member]
Related Party Transactions (Details) [Line Items]
Own capital percentage	5.00%
Fairmount [Member] | Related Party [Member]
Related Party Transactions (Details) [Line Items]
Own capital percentage	5.00%
Paragon [Member]
Related Party Transactions (Details) [Line Items]
Equity holding percentage		44.70%
Paruka Holding, LLC [Member]
Related Party Transactions (Details) [Line Items]
Equity holding percentage		44.70%
Oruka Advisors LLC [Member]
Related Party Transactions (Details) [Line Items]
Equity holding percentage		10.60%
Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Common stock, shares issued (in Shares)		3,197,975
Common Stock [Member] | Paragon and Paruka [Member] | Related Party [Member]
Related Party Transactions (Details) [Line Items]
Own capital percentage	5.00%